Average Annual Total Returns - Invesco MSCI Sustainable Future ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	MSCI Global Environment Select Index (Net) (reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1Year	MSCI Global Environment Select Index (Net) (reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5Years	MSCI Global Environment Select Index (Net) (reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 10Years	The Cleantech Index™ (reflects no deduction for fees, expenses or taxes) 1Year		The Cleantech Index™ (reflects no deduction for fees, expenses or taxes) 5Years		The Cleantech Index™ (reflects no deduction for fees, expenses or taxes) 10Years		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Oct. 24, 2006	51.62%	21.54%	11.89%	51.38%	21.32%	11.69%	30.49%	17.59%	9.84%	[1]	[1]	[1]	52.45%	[2]	22.28%	[2]	12.80%	[2]	18.40%	15.22%	13.88%

[1]	Effective after the close of markets on March 24, 2021, the Fund changed its underlying index from The Cleantech IndexTM to the MSCI Global Environment Select Index. Prior to the commencement date of December 2, 2020, performance for the Underlying Index is not available.
[2]	Going forward, the table will present blended performance information composed of the performance of the Fund's previous underlying index from Fund inception through the conversion date, March 24, 2021, followed by the performance of the Fund's new underlying index since the conversion date.